Statements of Operations (Global Diversified Holdings, Inc.) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSE	$ 458		$ 1,402
NET INCOME (LOSS)	$ (458)		$ (1,402)
NET INCOME (LOSS) PER SHARE:
BASIC AND DILUTED	$ 0.00		$ 0.00
WEIGHTED AVERAGE SHARES OUTSTANDING:
BASIC AND DILUTED	13,000,000		17,215,328
Global Diversified Holdings, Inc. [Member]
SALES	$ 250,627	$ 363,421	$ 831,955	$ 938,566	$ 1,298,372	$ 927,906
COST OF SALES	163,573	255,325	512,615	745,371	986,428	731,205
GROSS PROFIT	87,054	108,096	319,340	193,195	311,944	196,701
OPERATING EXPENSE	106,523	86,764	289,197	188,639	289,551	200,235
NET INCOME (LOSS) BEFORE INCOME TAXES	(19,469)	21,332	30,143	4,556	22,393	(3,534)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0
NET INCOME (LOSS)	$ (19,469)	$ 21,332	$ 30,143	$ 4,556	$ 22,393	$ (3,534)
NET INCOME (LOSS) PER SHARE:
BASIC AND DILUTED	$ (194.69)	$ 213.32	$ 301.43	$ 45.56	$ 22,393	$ (21.04)
WEIGHTED AVERAGE SHARES OUTSTANDING:
BASIC AND DILUTED	100	100	100	100	100	168